Accounts Receivable (Movement of Allowance for Doubtful Accounts, Net) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Balance at beginning of year	6,636	3,109	3,919
Add: Current year additions	232	3,696	1,752
Less: Current year write-offs	(672)	(204)	(2,137)
Foreign currency translation	(244)	35	(425)
Balance at end of year	5,952	6,636	3,109